Voya Government Liquid Assets Portfolio Investment Strategy - Voya Government Liquid Assets Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. In addition, under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities (for purposes of this 80% policy, “Government Liquid Assets”). For purposes of the Portfolio’s 99.5% policy and 80% policy, government securities means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery, or forward commitment basis. The Portfolio operates as a “money market fund” and the securities purchased by the Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”), and other rules adopted by the U.S. Securities and Exchange Commission (the “SEC”). Portfolio investments are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. The Portfolio may invest in other investment companies that are money market funds to the extent permitted under the 1940 Act. In choosing investments for the Portfolio, the sub-adviser (the “Sub-Adviser”) employs a disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of approved issuers is actively maintained; second, securities of issuers on the approved list that meet the Portfolio’s guidelines are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market, and expectations of future interest rates.
Strategy Portfolio Concentration [Text]	In addition, under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities (for purposes of this 80% policy, “Government Liquid Assets”).